Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 04, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000018428
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 21,659	$ 21,483	$ 21,259	$ 20,777	$ 20,010	$ 19,952	$ 19,352	$ 20,214	$ 19,379	$ 18,455	$ 18,325	$ 17,463	$ 16,163	$ 16,499	$ 17,104	$ 17,406	$ 16,780	$ 15,874	$ 16,400	$ 16,142	$ 16,489	$ 16,895	$ 16,585	$ 17,177	$ 16,247	$ 14,860	$ 16,007	$ 16,447	$ 15,497	$ 16,674	$ 16,465	$ 17,589	$ 17,228	$ 17,545	$ 18,397	$ 17,382	$ 17,743	$ 16,655	$ 17,477	$ 16,988	$ 16,672	$ 16,891	$ 16,547	$ 15,783	$ 14,991	$ 14,239	$ 14,515	$ 14,094	$ 12,605	$ 12,890	$ 13,248	$ 12,672	$ 12,247	$ 12,210	$ 11,732	$ 10,597	$ 12,830	$ 14,264	$ 14,702	$ 14,360	$ 13,917	$ 13,808	$ 13,289	$ 13,650	$ 13,470	$ 12,581	$ 13,432	$ 12,975	$ 12,986	$ 12,585	$ 11,739	$ 12,947	$ 12,564	$ 13,257	$ 13,231	$ 12,988	$ 12,444	$ 12,471	$ 12,399	$ 12,383	$ 12,621	$ 13,207	$ 12,685	$ 12,483	$ 12,069	$ 11,960	$ 11,578	$ 11,722	$ 11,606	$ 11,487	$ 11,422		$ 11,379	$ 11,452	$ 10,953	$ 10,924	$ 10,714	$ 10,096	$ 10,210	$ 10,213	$ 10,180	$ 9,846	$ 9,778	$ 9,645	$ 9,545	$ 8,921	$ 8,861	$ 9,310	$ 9,495	$ 9,542	$ 8,904	$ 9,108	$ 9,718	$ 9,633	$ 9,897	$ 9,825	$ 9,753	$ 9,898	$ 9,408	$ 9,719	$ 9,692	$ 9,423
C000018430
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 21,340	21,178	20,966	20,515	19,763	19,713	19,134	19,992	19,186	18,276	18,169	17,321	16,040	16,392	16,991	17,300	16,703	15,806	16,338	16,093	16,444	16,869	16,561	17,170	16,244	14,874	16,019	16,477	15,540	16,718	16,529	17,662	17,304	17,642	18,504	17,500	17,871	16,790	17,630	17,148	16,840	17,064	16,727	15,967	15,179	14,420	14,718	14,292	12,797	13,094	13,456	12,882	12,462	12,429	11,953	10,802	13,092	14,561	15,015	14,676	14,224	14,122	13,601	13,988	13,813	12,902	13,782	13,324	13,342	12,941	12,073	13,330	12,945	13,665	13,648	13,405	12,854	12,887	12,821	12,812	13,068	13,691	13,151	12,957	12,527	12,422	12,032	12,189	12,077	11,964	11,904		11,859	11,950	11,429	11,414	11,200	10,561	10,687	10,690	10,662	10,319	10,259	10,120	10,022	9,376	9,314	9,793	9,999	10,055	9,389	9,611	10,255	10,178	10,464	10,395	10,325	10,479	9,966	10,301	10,280	10,000
C000054699
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 23,343	23,153	22,904	22,385	21,560	21,490	20,844	21,760	20,866	19,872	19,732	18,798	17,402	17,763	18,395	18,719	18,059	17,079	17,632	17,367	17,724	18,160	17,827	18,468	17,457	15,979	17,194	17,666	16,647	17,905	17,692	18,887	18,494	18,844	19,748	18,651	19,038	17,872	18,746	18,222	17,883	18,112	17,743	16,924	16,070	15,264	15,560	15,104	13,509	13,814	14,192	13,565	13,111	13,076	12,564	11,340	13,744	15,267	15,735	15,374	14,890	14,764	14,214	14,599	14,407	13,452	14,352	13,873	13,880	13,452	12,538	13,832	13,423	14,146	14,113	13,862	13,273	13,306	13,229	13,203	13,461	14,085	13,529	13,309	12,860	12,744	12,339	12,493	12,370	12,245	12,168		12,115	12,195	11,664	11,633	11,413	10,747	10,869	10,867	10,832	10,476	10,400	10,259	10,145	9,485	9,422	9,899	10,098	10,142	9,463	9,676	10,324	10,234	10,517	10,434	10,358	10,508	9,988	10,318	10,286	10,000
C000184551
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 19,525	19,369	19,149	18,720	18,018	17,965	17,421	18,188	17,436	16,595	16,479	15,704	14,531	14,829	15,365	15,633	15,069	14,255	14,712	14,493	14,790	15,149	14,865	15,398	14,555	13,317	14,331	14,721	13,870	14,919	14,734	15,729	15,399	15,688	16,433	15,524	15,843	14,872	15,596	15,164	14,876	15,059	14,756	14,072	13,364	12,683	12,927	12,547	11,225	11,476	11,783	11,267	10,885	10,852	10,423	9,415	11,396	12,666	13,051	12,742	12,344	12,240	11,784	12,101	11,935	11,146	11,894	11,492	11,494	11,134	10,384	11,451	11,108	11,709	11,678	11,472	10,981	11,004	10,940	10,919	11,127	11,648	11,177	10,999	10,630	10,529	10,187	10,319	10,212	10,107	10,044	$ 10,000
C000018432
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 23,557	23,367	23,111	22,590	21,749	21,673	21,024	21,956	21,053	20,032	19,903	18,961	17,548	17,910	18,550	18,876	18,202	17,214	17,769	17,491	17,865	18,302	17,957	18,606	17,593	16,089	17,312	17,786	16,763	18,028	17,804	19,012	18,613	18,953	19,869	18,768	19,155	17,976	18,858	18,333	17,983	18,218	17,839	17,018	16,159	15,342	15,638	15,178	13,572	13,877	14,251	13,635	13,170	13,131	12,619	11,395	13,794	15,328	15,806	15,431	14,948	14,822	14,268	14,653	14,461	13,503	14,412	13,924	13,927	13,490	12,577	13,876	13,467	14,198	14,171	13,912	13,323	13,353	13,275	13,249	13,504	14,128	13,563	13,348	12,900	12,784	12,369	12,523	12,400	12,273	12,196		12,143	12,221	11,683	11,660	11,430	10,773	10,887	10,883	10,848	10,493	10,421	10,273	10,160	9,499	9,429	9,905	10,108	10,151	9,475	9,684	10,331	10,241	10,521	10,438	10,362	10,509	9,990	10,313	10,285	10,000
C000018431
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 22,700	22,527	22,279	21,795	20,978	20,928	20,297	21,203	20,336	19,364	19,238	18,340	16,973	17,338	17,961	18,279	17,643	16,686	17,240	16,980	17,332	17,771	17,445	18,078	17,096	15,645	16,842	17,317	16,326	17,556	17,346	18,532	18,150	18,495	19,384	18,321	18,702	17,563	18,432	17,925	17,591	17,820	17,467	16,658	15,829	15,033	15,325	14,888	13,322	13,623	13,999	13,389	12,940	12,907	12,400	11,208	13,574	15,094	15,558	15,203	14,723	14,618	14,065	14,457	14,266	13,330	14,224	13,748	13,767	13,341	12,442	13,733	13,326	14,063	14,034	13,784	13,206	13,237	13,160	13,142	13,396	14,019	13,465	13,258	12,809	12,694	12,287	12,441	12,318	12,198	12,122		12,077	12,155	11,624	11,601	11,378	10,721	10,842	10,838	10,802	10,447	10,382	10,233	10,128	9,471	9,401	9,885	10,081	10,131	9,453	9,670	10,312	10,229	10,509	10,433	10,356	10,504	9,984	10,314	10,286	10,000
C000054700
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 22,222	22,053	21,819	21,337	20,551	20,498	19,883	20,778	19,927	18,979	18,856	17,975	16,641	16,997	17,614	17,924	17,303	16,364	16,905	16,651	17,012	17,441	17,122	17,746	16,787	15,357	16,545	16,999	16,029	17,249	17,043	18,204	17,838	18,176	19,057	18,013	18,386	17,271	18,127	17,631	17,303	17,536	17,179	16,397	15,580	14,800	15,087	14,652	13,116	13,421	13,785	13,187	12,755	12,720	12,223	11,042	13,387	14,880	15,346	14,992	14,521	14,417	13,881	14,267	14,079	13,153	14,042	13,574	13,587	13,168	12,283	13,558	13,166	13,874	13,851	13,613	13,044	13,075	13,008	12,991	13,247	13,862	13,315	13,113	12,678	12,564	12,168	12,327	12,206	12,090	12,022		11,977	12,055	11,530	11,515	11,297	10,645	10,766	10,770	10,742	10,389	10,326	10,186	10,081	9,429	9,366	9,847	10,043	10,099	9,424	9,639	10,286	10,203	10,486	10,416	10,339	10,496	9,975	10,312	10,287	10,000
C000054701
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 22,450	22,279	22,038	21,561	20,765	20,707	20,084	20,979	20,125	19,165	19,041	18,145	16,806	17,155	17,784	18,098	17,459	16,517	17,065	16,808	17,168	17,591	17,268	17,895	16,926	15,492	16,679	17,148	16,168	17,386	17,179	18,351	17,976	18,318	19,207	18,148	18,535	17,409	18,259	17,758	17,428	17,658	17,309	16,509	15,691	14,903	15,192	14,751	13,201	13,509	13,874	13,270	12,835	12,794	12,303	11,113	13,466	14,961	15,430	15,080	14,605	14,491	13,955	14,344	14,154	13,219	14,115	13,643	13,654	13,232	12,342	13,622	13,219	13,940	13,913	13,665	13,093	13,130	13,053	13,036	13,297	13,914	13,364	13,158	12,721	12,607	12,202	12,362	12,240	12,121	12,053		12,007	12,092	11,564	11,541	11,319	10,672	10,793	10,795	10,760	10,406	10,340	10,200	10,094	9,445	9,375	9,858	10,060	10,109	9,432	9,648	10,295	10,212	10,492	10,422	10,345	10,498	9,978	10,308	10,287	10,000
C000155435
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 22,492	22,309	22,064	21,574	20,776	20,716	20,092	20,989	20,121	19,159	19,035	18,139	16,788	17,137	17,755	18,069	17,429	16,487	17,023	16,766	17,116	17,549	17,216	17,842	16,874	15,432	16,617	17,075	16,097	17,310	17,104	18,262	17,887	18,227	19,103	18,047	18,422	17,301	18,146	17,647	17,308	17,537	17,179	16,394	15,571	14,788	15,076	14,638	13,089	13,385	13,748	13,149	12,717	12,678	12,181	11,001	13,322	14,813	15,268	14,913	14,443	14,329	13,800	14,174	13,987	13,063	13,939	13,473	13,485	13,068	12,188	13,444	13,046	13,758	13,731	13,486	12,921	12,949	12,874	12,857	13,105	13,714	13,172	12,967	12,530	12,417	12,018	12,175	12,048	11,928	11,861		11,809	11,894	11,368	11,346	11,131	10,482	10,600	10,603	10,568	10,221	10,150	10,012	9,909	9,261	9,192	9,665	9,856	9,905	9,243	9,455	10,082	10,000
C000155436
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 23,021	22,836	22,586	22,077	21,244	21,181	20,537	21,446	20,566	19,580	19,442	18,523	17,132	17,496	18,122	18,440	17,781	16,817	17,359	17,088	17,442	17,880	17,543	18,177	17,188	15,720	16,914	17,377	16,379	17,614	17,395	18,575	18,185	18,528	19,412	18,335	18,714	17,573	18,424	17,911	17,569	17,799	17,439	16,628	15,789	14,991	15,280	14,831	13,262	13,560	13,926	13,324	12,870	12,833	12,323	11,137	13,480	14,987	15,444	15,077	14,605	14,492	13,942	14,327	14,130	13,194	14,082	13,605	13,608	13,181	12,299	13,558	13,159	13,872	13,846	13,592	13,018	13,038	12,962	12,946	13,194	13,803	13,252	13,042	12,605	12,484	12,086	12,236	12,109	11,985	11,917		11,865	11,941	11,416	11,386	11,168	10,520	10,631	10,634	10,593	10,246	10,176	10,031	9,928	9,275	9,207	9,679	9,870	9,912	9,251	9,456	10,088	10,000
C000155437
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 23,185	22,987	22,737	22,228	21,394	21,319	20,674	21,596	20,702	19,703	19,566	18,645	17,251	17,605	18,231	18,550	17,890	16,923	17,466	17,195	17,558	17,986	17,648	18,281	17,280	15,809	17,014	17,477	16,467	17,702	17,493	18,674	18,282	18,615	19,511	18,431	18,810	17,657	18,517	17,994	17,651	17,879	17,518	16,707	15,865	15,056	15,346	14,894	13,324	13,622	13,987	13,374	12,920	12,881	12,371	11,174	13,528	15,036	15,494	15,126	14,654	14,531	13,989	14,365	14,168	13,231	14,119	13,642	13,644	13,217	12,325	13,593	13,185	13,908	13,880	13,626	13,043	13,070	12,995	12,970	13,225	13,835	13,284	13,064	12,626	12,506	12,107	12,257	12,130	12,005	11,930		11,878	11,960	11,427	11,405	11,179	10,530	10,649	10,644	10,609	10,256	10,184	10,040	9,930	9,283	9,214	9,679	9,870	9,918	9,251	9,456	10,088	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,888	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,438	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943		11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,888	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,438	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943		11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,888	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,438	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943		11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 19,560	19,778	19,507	18,997	18,073	18,245	17,684	18,474	17,594	16,968	16,950	16,061	14,934	15,480	16,102	16,548	15,986	14,990	15,592	15,360	15,431	15,995	15,207	15,846	14,914	13,527	14,827	15,283	14,332	15,704	15,405	16,326	15,878	16,064	16,447	15,471	16,036	15,261	15,812	15,504	15,381	15,559	15,204	14,620	13,807	13,020	13,141	12,656	11,155	11,304	11,588	11,128	10,705	10,776	10,419	9,366	11,297	12,508	12,783	12,441	12,068	11,902	11,492	11,840	11,743	10,956	11,709	11,308	11,236	10,888	10,102	11,175	10,851	11,444	11,421	11,255	10,826	10,800	10,736	10,701	10,892	11,438	11,013	10,854	10,532	10,456	10,155	10,275	10,140	9,977	9,987	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,888	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,438	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943		11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,888	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,438	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943		11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,888	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,438	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943		11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,888	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,438	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943		11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,924	23,179	22,861	22,264	21,181	21,382	20,725	21,650	20,619	19,886	19,865	18,823	17,502	18,142	18,870	19,394	18,735	17,568	18,273	18,002	18,085	18,746	17,822	18,571	17,479	15,853	17,377	17,911	16,797	18,405	18,054	19,133	18,608	18,826	19,275	18,131	18,794	17,885	18,531	18,170	18,026	18,235	17,819	17,134	16,182	15,259	15,400	14,832	13,073	13,247	13,581	13,042	12,546	12,630	12,211	10,977	13,240	14,659	14,982	14,581	14,143	13,948	13,468	13,876	13,762	12,840	13,722	13,252	13,169	12,761	11,839	13,097	12,717	13,412	13,385	13,190	12,688	12,657	12,582	12,541	12,765	13,405	12,906	12,721	12,343	12,254	11,901	12,041	11,883	11,692	11,704		11,726	11,847	11,436	11,355	11,078	10,479	10,644	10,666	10,585	10,286	10,198	10,042	9,835	9,174	9,177	9,677	9,889	9,852	9,161	9,446	10,044	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,924	23,179	22,861	22,264	21,181	21,382	20,725	21,650	20,619	19,886	19,865	18,823	17,502	18,142	18,870	19,394	18,735	17,568	18,273	18,002	18,085	18,746	17,822	18,571	17,479	15,853	17,377	17,911	16,797	18,405	18,054	19,133	18,608	18,826	19,275	18,131	18,794	17,885	18,531	18,170	18,026	18,235	17,819	17,134	16,182	15,259	15,400	14,832	13,073	13,247	13,581	13,042	12,546	12,630	12,211	10,977	13,240	14,659	14,982	14,581	14,143	13,948	13,468	13,876	13,762	12,840	13,722	13,252	13,169	12,761	11,839	13,097	12,717	13,412	13,385	13,190	12,688	12,657	12,582	12,541	12,765	13,405	12,906	12,721	12,343	12,254	11,901	12,041	11,883	11,692	11,704		11,726	11,847	11,436	11,355	11,078	10,479	10,644	10,666	10,585	10,286	10,198	10,042	9,835	9,174	9,177	9,677	9,889	9,852	9,161	9,446	10,044	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,924	23,179	22,861	22,264	21,181	21,382	20,725	21,650	20,619	19,886	19,865	18,823	17,502	18,142	18,870	19,394	18,735	17,568	18,273	18,002	18,085	18,746	17,822	18,571	17,479	15,853	17,377	17,911	16,797	18,405	18,054	19,133	18,608	18,826	19,275	18,131	18,794	17,885	18,531	18,170	18,026	18,235	17,819	17,134	16,182	15,259	15,400	14,832	13,073	13,247	13,581	13,042	12,546	12,630	12,211	10,977	13,240	14,659	14,982	14,581	14,143	13,948	13,468	13,876	13,762	12,840	13,722	13,252	13,169	12,761	11,839	13,097	12,717	13,412	13,385	13,190	12,688	12,657	12,582	12,541	12,765	13,405	12,906	12,721	12,343	12,254	11,901	12,041	11,883	11,692	11,704		11,726	11,847	11,436	11,355	11,078	10,479	10,644	10,666	10,585	10,286	10,198	10,042	9,835	9,174	9,177	9,677	9,889	9,852	9,161	9,446	10,044	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,383	22,611	22,299	21,765	20,912	20,876	20,200	20,982	20,132	19,524	19,477	18,519	17,287	17,752	18,488	18,923	18,331	17,285	17,899	17,668	17,703	18,256	17,500	18,224	17,182	15,691	17,112	17,648	16,675	18,038	17,697	18,657	18,175	18,453	18,907	17,814	18,262	17,310	18,022	17,665	17,468	17,538	17,162	16,520	15,597	14,997	15,106	14,613	13,042	13,281	13,643	13,098	12,612	12,538	12,086	10,929	12,909	14,204	14,491	14,110	13,767	13,624	13,221	13,476	13,347	12,571	13,345	12,938	12,833	12,464	11,660	12,740	12,423	13,159	13,150	12,945	12,497	12,457	12,305	12,250	12,454	13,044	12,568	12,411	12,057	11,923	11,590	11,669	11,515	11,408	11,357		11,258	11,294	10,945	10,839	10,608	10,186	10,379	10,409	10,417	10,123	10,004	9,884	9,786	9,189	9,146	9,519	9,717	9,740	9,109	9,364	9,921	9,839	10,355	10,301	10,197	10,345	9,885	10,142	10,189	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459		12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,383	22,611	22,299	21,765	20,912	20,876	20,200	20,982	20,132	19,524	19,477	18,519	17,287	17,752	18,488	18,923	18,331	17,285	17,899	17,668	17,703	18,256	17,500	18,224	17,182	15,691	17,112	17,648	16,675	18,038	17,697	18,657	18,175	18,453	18,907	17,814	18,262	17,310	18,022	17,665	17,468	17,538	17,162	16,520	15,597	14,997	15,106	14,613	13,042	13,281	13,643	13,098	12,612	12,538	12,086	10,929	12,909	14,204	14,491	14,110	13,767	13,624	13,221	13,476	13,347	12,571	13,345	12,938	12,833	12,464	11,660	12,740	12,423	13,159	13,150	12,945	12,497	12,457	12,305	12,250	12,454	13,044	12,568	12,411	12,057	11,923	11,590	11,669	11,515	11,408	11,357		11,258	11,294	10,945	10,839	10,608	10,186	10,379	10,409	10,417	10,123	10,004	9,884	9,786	9,189	9,146	9,519	9,717	9,740	9,109	9,364	9,921	9,839	10,355	10,301	10,197	10,345	9,885	10,142	10,189	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459		12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,383	22,611	22,299	21,765	20,912	20,876	20,200	20,982	20,132	19,524	19,477	18,519	17,287	17,752	18,488	18,923	18,331	17,285	17,899	17,668	17,703	18,256	17,500	18,224	17,182	15,691	17,112	17,648	16,675	18,038	17,697	18,657	18,175	18,453	18,907	17,814	18,262	17,310	18,022	17,665	17,468	17,538	17,162	16,520	15,597	14,997	15,106	14,613	13,042	13,281	13,643	13,098	12,612	12,538	12,086	10,929	12,909	14,204	14,491	14,110	13,767	13,624	13,221	13,476	13,347	12,571	13,345	12,938	12,833	12,464	11,660	12,740	12,423	13,159	13,150	12,945	12,497	12,457	12,305	12,250	12,454	13,044	12,568	12,411	12,057	11,923	11,590	11,669	11,515	11,408	11,357		11,258	11,294	10,945	10,839	10,608	10,186	10,379	10,409	10,417	10,123	10,004	9,884	9,786	9,189	9,146	9,519	9,717	9,740	9,109	9,364	9,921	9,839	10,355	10,301	10,197	10,345	9,885	10,142	10,189	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459		12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 19,914	20,117	19,839	19,364	18,605	18,574	17,972	18,668	17,912	17,371	17,329	16,477	15,381	15,795	16,449	16,836	16,309	15,379	15,925	15,720	15,751	16,243	15,570	16,214	15,287	13,961	15,224	15,702	14,836	16,049	15,745	16,600	16,170	16,418	16,822	15,850	16,248	15,401	16,035	15,717	15,541	15,603	15,269	14,698	13,877	13,343	13,440	13,001	11,604	11,816	12,138	11,654	11,221	11,155	10,753	9,724	11,485	12,637	12,893	12,554	12,249	12,121	11,763	11,990	11,875	11,185	11,873	11,512	11,418	11,090	10,374	11,335	11,053	11,708	11,700	11,518	11,119	11,083	10,948	10,899	11,080	11,606	11,182	11,043	10,727	10,608	10,312	10,382	10,245	10,150	10,105	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 27,554	27,806	27,225	26,580	26,260	25,351	24,153	25,182	24,397	23,160	22,777	21,788	19,964	20,393	21,414	21,761	21,083	19,777	19,691	19,388	18,702	19,169	18,036	19,139	18,126	16,768	18,469	19,254	17,629	19,215	19,180	21,012	20,260	20,885	22,025	21,080	21,227	19,838	20,805	20,191	19,723	19,273	19,139	18,169	17,407	16,940	17,113	16,479	14,853	15,259	15,862	14,798	14,008	13,735	13,111	11,621	13,258	14,448	14,453	14,030	13,539	13,252	13,008	13,218	13,030	12,172	12,998	12,493	12,254	11,873	10,992	12,083	11,842	12,711	12,639	12,240	11,801	11,729	11,453	11,409	11,707	12,155	11,496	11,370	11,032	10,780	10,562	10,530	10,318	10,254	10,112	$ 10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,383	22,611	22,299	21,765	20,912	20,876	20,200	20,982	20,132	19,524	19,477	18,519	17,287	17,752	18,488	18,923	18,331	17,285	17,899	17,668	17,703	18,256	17,500	18,224	17,182	15,691	17,112	17,648	16,675	18,038	17,697	18,657	18,175	18,453	18,907	17,814	18,262	17,310	18,022	17,665	17,468	17,538	17,162	16,520	15,597	14,997	15,106	14,613	13,042	13,281	13,643	13,098	12,612	12,538	12,086	10,929	12,909	14,204	14,491	14,110	13,767	13,624	13,221	13,476	13,347	12,571	13,345	12,938	12,833	12,464	11,660	12,740	12,423	13,159	13,150	12,945	12,497	12,457	12,305	12,250	12,454	13,044	12,568	12,411	12,057	11,923	11,590	11,669	11,515	11,408	11,357		11,258	11,294	10,945	10,839	10,608	10,186	10,379	10,409	10,417	10,123	10,004	9,884	9,786	9,189	9,146	9,519	9,717	9,740	9,109	9,364	9,921	9,839	10,355	10,301	10,197	10,345	9,885	10,142	10,189	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459		12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,383	22,611	22,299	21,765	20,912	20,876	20,200	20,982	20,132	19,524	19,477	18,519	17,287	17,752	18,488	18,923	18,331	17,285	17,899	17,668	17,703	18,256	17,500	18,224	17,182	15,691	17,112	17,648	16,675	18,038	17,697	18,657	18,175	18,453	18,907	17,814	18,262	17,310	18,022	17,665	17,468	17,538	17,162	16,520	15,597	14,997	15,106	14,613	13,042	13,281	13,643	13,098	12,612	12,538	12,086	10,929	12,909	14,204	14,491	14,110	13,767	13,624	13,221	13,476	13,347	12,571	13,345	12,938	12,833	12,464	11,660	12,740	12,423	13,159	13,150	12,945	12,497	12,457	12,305	12,250	12,454	13,044	12,568	12,411	12,057	11,923	11,590	11,669	11,515	11,408	11,357		11,258	11,294	10,945	10,839	10,608	10,186	10,379	10,409	10,417	10,123	10,004	9,884	9,786	9,189	9,146	9,519	9,717	9,740	9,109	9,364	9,921	9,839	10,355	10,301	10,197	10,345	9,885	10,142	10,189	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459		12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,383	22,611	22,299	21,765	20,912	20,876	20,200	20,982	20,132	19,524	19,477	18,519	17,287	17,752	18,488	18,923	18,331	17,285	17,899	17,668	17,703	18,256	17,500	18,224	17,182	15,691	17,112	17,648	16,675	18,038	17,697	18,657	18,175	18,453	18,907	17,814	18,262	17,310	18,022	17,665	17,468	17,538	17,162	16,520	15,597	14,997	15,106	14,613	13,042	13,281	13,643	13,098	12,612	12,538	12,086	10,929	12,909	14,204	14,491	14,110	13,767	13,624	13,221	13,476	13,347	12,571	13,345	12,938	12,833	12,464	11,660	12,740	12,423	13,159	13,150	12,945	12,497	12,457	12,305	12,250	12,454	13,044	12,568	12,411	12,057	11,923	11,590	11,669	11,515	11,408	11,357		11,258	11,294	10,945	10,839	10,608	10,186	10,379	10,409	10,417	10,123	10,004	9,884	9,786	9,189	9,146	9,519	9,717	9,740	9,109	9,364	9,921	9,839	10,355	10,301	10,197	10,345	9,885	10,142	10,189	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459		12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,383	22,611	22,299	21,765	20,912	20,876	20,200	20,982	20,132	19,524	19,477	18,519	17,287	17,752	18,488	18,923	18,331	17,285	17,899	17,668	17,703	18,256	17,500	18,224	17,182	15,691	17,112	17,648	16,675	18,038	17,697	18,657	18,175	18,453	18,907	17,814	18,262	17,310	18,022	17,665	17,468	17,538	17,162	16,520	15,597	14,997	15,106	14,613	13,042	13,281	13,643	13,098	12,612	12,538	12,086	10,929	12,909	14,204	14,491	14,110	13,767	13,624	13,221	13,476	13,347	12,571	13,345	12,938	12,833	12,464	11,660	12,740	12,423	13,159	13,150	12,945	12,497	12,457	12,305	12,250	12,454	13,044	12,568	12,411	12,057	11,923	11,590	11,669	11,515	11,408	11,357		11,258	11,294	10,945	10,839	10,608	10,186	10,379	10,409	10,417	10,123	10,004	9,884	9,786	9,189	9,146	9,519	9,717	9,740	9,109	9,364	9,921	9,839	10,355	10,301	10,197	10,345	9,885	10,142	10,189	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459		12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	$ 10,574	$ 10,440	$ 10,340	$ 10,507	$ 9,936	$ 10,243	$ 10,269	$ 10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,749	22,981	22,663	22,121	21,254	21,218	20,531	21,326	20,462	19,843	19,796	18,822	17,570	18,043	18,790	19,233	18,630	17,568	18,192	17,957	17,993	18,555	17,787	18,522	17,463	15,948	17,392	17,937	16,948	18,333	17,986	18,963	18,472	18,755	19,216	18,106	18,561	17,593	18,317	17,954	17,754	17,824	17,442	16,790	15,852	15,242	15,353	14,852	13,256	13,498	13,866	13,313	12,818	12,743	12,283	11,108	13,120	14,436	14,728	14,341	13,992	13,846	13,437	13,697	13,565	12,777	13,563	13,150	13,043	12,668	11,850	12,949	12,626	13,375	13,366	13,157	12,701	12,660	12,507	12,451	12,657	13,258	12,774	12,614	12,254	12,118	11,780	11,860	11,704	11,595	11,543		11,442	11,478	11,124	11,016	10,781	10,353	10,549	10,580	10,588	10,288	10,168	10,046	9,946	9,340	9,296	9,675	9,876	9,899	9,258	9,517	10,083	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,749	22,981	22,663	22,121	21,254	21,218	20,531	21,326	20,462	19,843	19,796	18,822	17,570	18,043	18,790	19,233	18,630	17,568	18,192	17,957	17,993	18,555	17,787	18,522	17,463	15,948	17,392	17,937	16,948	18,333	17,986	18,963	18,472	18,755	19,216	18,106	18,561	17,593	18,317	17,954	17,754	17,824	17,442	16,790	15,852	15,242	15,353	14,852	13,256	13,498	13,866	13,313	12,818	12,743	12,283	11,108	13,120	14,436	14,728	14,341	13,992	13,846	13,437	13,697	13,565	12,777	13,563	13,150	13,043	12,668	11,850	12,949	12,626	13,375	13,366	13,157	12,701	12,660	12,507	12,451	12,657	13,258	12,774	12,614	12,254	12,118	11,780	11,860	11,704	11,595	11,543		11,442	11,478	11,124	11,016	10,781	10,353	10,549	10,580	10,588	10,288	10,168	10,046	9,946	9,340	9,296	9,675	9,876	9,899	9,258	9,517	10,083	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Account Value	$ 22,749	22,981	22,663	22,121	21,254	21,218	20,531	21,326	20,462	19,843	19,796	18,822	17,570	18,043	18,790	19,233	18,630	17,568	18,192	17,957	17,993	18,555	17,787	18,522	17,463	15,948	17,392	17,937	16,948	18,333	17,986	18,963	18,472	18,755	19,216	18,106	18,561	17,593	18,317	17,954	17,754	17,824	17,442	16,790	15,852	15,242	15,353	14,852	13,256	13,498	13,866	13,313	12,818	12,743	12,283	11,108	13,120	14,436	14,728	14,341	13,992	13,846	13,437	13,697	13,565	12,777	13,563	13,150	13,043	12,668	11,850	12,949	12,626	13,375	13,366	13,157	12,701	12,660	12,507	12,451	12,657	13,258	12,774	12,614	12,254	12,118	11,780	11,860	11,704	11,595	11,543		11,442	11,478	11,124	11,016	10,781	10,353	10,549	10,580	10,588	10,288	10,168	10,046	9,946	9,340	9,296	9,675	9,876	9,899	9,258	9,517	10,083	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,742	$ 33,041	$ 32,350	$ 31,584	$ 31,204	$ 30,124	$ 28,700	$ 29,923	$ 28,990	$ 27,520	$ 27,066	$ 25,889	$ 23,723	$ 24,232	$ 25,446	$ 25,857	$ 25,053	$ 23,500	$ 23,398	$ 23,038	$ 22,223	$ 22,778	$ 21,432	$ 22,742	$ 21,538	$ 19,925	$ 21,946	$ 22,879	$ 20,948	$ 22,833	$ 22,791	$ 24,968	$ 24,074	$ 24,817	$ 26,172	$ 25,049	$ 25,224	$ 23,572	$ 24,722	$ 23,993	$ 23,436	$ 22,901	$ 22,742	$ 21,590	$ 20,684	$ 20,129	$ 20,335	$ 19,582	$ 17,650	$ 18,132	$ 18,848	$ 17,584	$ 16,645	$ 16,321	$ 15,579	$ 13,809	$ 15,755	$ 17,168	$ 17,175	$ 16,671	$ 16,087	$ 15,746	$ 15,457	$ 15,706	$ 15,483	$ 14,464	$ 15,446	$ 14,845	$ 14,562	$ 14,109	$ 13,062	$ 14,358	$ 14,072	$ 15,104	$ 15,018	$ 14,544	$ 14,023	$ 13,937	$ 13,609	$ 13,557	$ 13,911	$ 14,443	$ 13,661	$ 13,511	$ 13,109	$ 12,810	$ 12,551	$ 12,512	$ 12,260	$ 12,184	$ 12,015		$ 11,893	$ 11,879	$ 11,426	$ 11,213	$ 10,996	$ 10,603	$ 10,800	$ 10,798	$ 10,783	$ 10,399	$ 10,372	$ 10,189	$ 10,150	$ 9,505	$ 9,518	$ 10,015	$ 10,176	$ 10,145	$ 9,356	$ 9,594	$ 10,210	$ 10,000